Investment Objectives and Goals	Nov. 13, 2026
IncomeQ Nasdaq-100 Premium Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	INCOMEQ NASDAQ-100 PREMIUM INCOME ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The IncomeQ Nasdaq-100 Premium Income ETF’s (the “Fund”) investment objective is to seek capital appreciation and income.
IncomeQ Semiconductor Premium Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	INCOMEQ SEMICONDUCTOR PREMIUM INCOME ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The IncomeQ Semiconductor Premium Income ETF’s (the “Fund”) investment objective is to seek capital appreciation and income.